UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
July 31, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Consumer Durables & Apparel--7.9%
Christian Dior	230,000		47,677,752
Hermes International	13,801		5,372,377
			53,050,129
Consumer Services--1.4%
McDonald's	93,950		9,381,847
Diversified Financials--5.2%
BlackRock	32,500		10,930,400
Eurazeo	95,006		6,173,815
JPMorgan Chase & Co.	105,100		7,202,503
State Street	50,000		3,828,000
Visa, Cl. A	91,800		6,916,212
			35,050,930
Energy--10.4%
Canadian Natural Resources	130,000		3,169,400
Chevron	258,800		22,898,624
ConocoPhillips	25,000		1,258,500
Exxon Mobil	348,808		27,629,082
Imperial Oil	160,000	a	5,923,200
Statoil, ADR	157,468	a	2,662,784
Total, ADR	122,400	a	6,033,096
			69,574,686
Food & Staples Retailing--2.6%
Walgreens Boots Alliance	181,000		17,490,030
Food, Beverage & Tobacco--25.4%
Altria Group	262,500		14,274,750
Anheuser-Busch InBev	25,000		2,974,883
British American Tobacco, ADR	80,000		9,520,000
Coca-Cola	554,900		22,795,292
Danone, ADR	682,000	a	9,288,840
Diageo, ADR	164,500		18,474,995
Nestle, ADR	385,500		29,143,800
PepsiCo	106,175		10,229,961

Philip Morris International	537,000		45,929,610
SABMiller	150,000		7,881,237
			170,513,368
Health Care Equipment & Services--1.4%
Abbott Laboratories	190,300		9,646,307
Household & Personal Products--7.6%
L'Oreal, ADR	910,000		33,943,000
Procter & Gamble	219,000		16,797,300
			50,740,300
Insurance--1.5%
ACE	65,000		7,070,050
Zurich Insurance Group	10,100	b	3,076,094
			10,146,144
Materials--3.3%
Air Liquide, ADR	857,043		22,325,970
Media--3.8%
Comcast, Cl. A	144,000		8,987,040
Twenty-First Century Fox, Cl. A	341,400		11,774,886
Walt Disney	40,000		4,800,000
			25,561,926
Pharmaceuticals, Biotech & Life Sciences--13.7%
AbbVie	190,300		13,322,903
Celgene	5,000	b	656,250
Gilead Sciences	53,000		6,246,580
Johnson & Johnson	88,225		8,841,027
Novartis, ADR	65,600	a	6,806,000
Novo Nordisk, ADR	275,000		16,214,000
Roche Holding, ADR	1,110,000		40,082,100
			92,168,860
Retailing--.4%
LVMH Moet Hennessy Louis Vuitton	15,775		2,957,358
Semiconductors & Semiconductor Equipment--2.6%
ASML Holding	74,000	a	7,338,580
Texas Instruments	200,000		9,996,000
			17,334,580
Software & Services--3.6%
Facebook, Cl. A	85,000	b	7,990,850
International Business Machines	74,000		11,987,260

Oracle	100,000	3,994,000
		23,972,110
Technology Hardware & Equipment--6.3%
Apple	316,400	38,379,320
QUALCOMM	65,000	4,185,350
		42,564,670
Transportation--2.6%
Canadian Pacific Railway	80,000	12,868,000
Union Pacific	45,000	4,391,550
		17,259,550
Total Common Stocks
(cost $278,855,870)		669,738,765

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,988,668)	1,988,668 [c]	1,988,668
Investment of Cash Collateral for
Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,059,104)	18,059,104 [c]	18,059,104
Total Investments (cost $298,903,642)	102.7%	689,786,537
Liabilities, Less Cash and Receivables	(2.7%)	(17,816,264)
Net Assets	100.0%	671,970,273

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $17,630,743 and the value of the collateral held by the fund was $18,059,104.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $390,882,895 of which $395,979,142 related to appreciated investment securities and $5,096,247 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	25.4
Pharmaceuticals, Biotech & Life Sciences	13.7
Energy	10.4
Consumer Durables & Apparel	7.9
Household & Personal Products	7.6
Technology Hardware & Equipment	6.3
Diversified Financials	5.2
Media	3.8
Software & Services	3.6
Materials	3.3
Money Market Investments	3.0
Food & Staples Retailing	2.6
Semiconductors & Semiconductor Equipment	2.6
Transportation	2.6
Insurance	1.5
Consumer Services	1.4
Health Care Equipment & Services	1.4
Retailing	.4
102.7

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	369,831,484	-	-	369,831,484
Equity Securities - Foreign Common Stocks+	299,907,281	-	-	299,907,281
Mutual Funds	20,047,772	-	-	20,047,772

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)